Notes Payable and Other Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 55,785	$ 55,824	$ 56,876
Deferred financing costs	(1,221)	(1,250)	(1,364)
Unamortized discounts on bonds	(131)	(135)	(149)
Notes payable and other debt	54,433	54,439	55,363
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	30,875	31,104	31,996
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	13,096	13,139	13,298
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	616	628	650
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount	6,500	6,500	6,616
Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount	3,593	3,631	3,777
Other Debt
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 1,105	$ 822	$ 539